RELATED PARTY TRANSACTIONS - Founder Shares (Details)					12 Months Ended
	Apr. 24, 2020	Apr. 23, 2020 shares	Mar. 06, 2020 shares	Jan. 16, 2020 USD ($) shares	Dec. 31, 2020 USD ($) item $ / shares shares
RELATED PARTY TRANSACTIONS
Underwriters exercised percentage	15.00%
CC NEUBERGER PRINCIPAL HOLDINGS I | Expenses paid by Sponsor on behalf of the Company
RELATED PARTY TRANSACTIONS
Amount of transaction | $					$ 24,000
CC NEUBERGER PRINCIPAL HOLDINGS I | Class A common stock
RELATED PARTY TRANSACTIONS
Shares issued (in shares)					2,306,284
Shares outstanding (in shares)					2,240,588
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					30 days
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Number of trading days at 12.00 per share or more within 30-day trading period triggering release of lock-up | item					20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
CC NEUBERGER PRINCIPAL HOLDINGS I | Class B common stock
RELATED PARTY TRANSACTIONS
Shares issued (in shares)		15,350,000	13,625,000	2,875,000	15,350,000
Shares outstanding (in shares)		15,350,000	13,625,000	2,875,000	15,350,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					1 year
CC NEUBERGER PRINCIPAL HOLDINGS I | Class B common stock | Independent director
RELATED PARTY TRANSACTIONS
Number of shares held (in shares)		100,000
CC NEUBERGER PRINCIPAL HOLDINGS I | Class B common stock | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares issued (in shares)				2,875,000
Offering costs paid in exchange for Founder Shares | $				$ 25,000	$ 25,000
Number of shares held (in shares)		15,250,000	13,625,000
CC NEUBERGER PRINCIPAL HOLDINGS I | Class B common stock | Sponsor | Keith W. Abell
RELATED PARTY TRANSACTIONS
Number of shares transferred (in shares)			50,000
CC NEUBERGER PRINCIPAL HOLDINGS I | Class B common stock | Sponsor | Eva F. Huston
RELATED PARTY TRANSACTIONS
Number of shares transferred (in shares)			50,000